Chapter 11 Emergence - Schedule of Components of Reorganization Items, Net (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Professional fees	[1]	$ (28,739)
Adjustments for estimated allowed litigation claims		77,300
Write-off of unrecognized share-based compensation		(4,406)
Gain on settlement of liabilities subject to compromise		2,556,147
Loss on fresh start adjustments		(2,348,251)
Total Reorganization items, net		252,051		$ 23,930
Payments related to professional fees		44,200
Noble Finance Company
Debt Instrument [Line Items]
Professional fees	[1]	(8,095)
Write-off of unrecognized share-based compensation		(4,406)	$ (45,500)
Gain on settlement of liabilities subject to compromise		2,556,147
Loss on fresh start adjustments		(2,348,251)
Total Reorganization items, net		195,395		$ 50,778
Payments related to professional fees		$ 7,200

[1]	Payments of $44.2 million and $7.2 million related to professional fees have been presented as cash outflows from operating activities in our Consolidated Statements of Cash Flows for the period from January 1, 2021 through February 5, 2021 for Noble and Finco, respectively.